Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%	25.00%
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Subject to income tax rate	25.00%
Decreased income taxes (in Dollars)	$ 18,461	$ 209,134
Tax benefit net loss per share basic and diluted (in Dollars per share)	$ 0	$ 0
Tax benefit net loss per share basic and diluted, split adjusted (in Dollars per share)	$ 0.01	$ 0.06
Net operating loss carryforwards (in Dollars)	$ 16,800,000
Valuation allowance against deferred tax assets (in Dollars)	$ 3,832,058		$ 3,464,740
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate, percentage	17.00%
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	3.00%
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%